Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of computation of basic loss per share
Net income (loss)	$ 302,306	$ 121,185	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Weighted average number of shares outstanding, Basic	38,593,304	37,718,256	38,584,641	37,484,089	37,619,208	33,053,030
Basic	$ 0.01	$ 0.00	$ (0.10)	$ 0.00	$ (0.04)	$ (0.04)